March 8, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artio Global Investment Funds (the “Trust”)
File No. (811-6652)

Dear Sir/Madam:

On behalf of the above referenced Trust, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the two Special Meetings of Shareholders of the Fund to be held on May 16, 2013. The close of business on March 13, 2013 is the record date for the determination of stockholders entitled to notice of and to vote at the meetings or any adjournments thereof. The meetings will be held for the following purposes:

Meeting 1

1.	To approve a new advisory agreement between each of the Artio Total Return Bond Fund and Artio Global High Income Fund and Aberdeen Asset Management Inc.

Meeting 2

2.	To elect Trustees of the Trust.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

Please contact the undersigned at 617-662-1745 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Tracie A. Coop
Tracie A. Coop
Secretary